Leases (Details)	Oct. 31, 2025	Oct. 31, 2024
Leases [Line Items]
Operating lease’s weighted average remaining lease term	1 year 2 months 8 days	5 months 15 days
Weighted average discount rate	3.71%	4.23%
Minimum [Member]
Leases [Line Items]
Operating leases, term	3 years
Maximum [Member]
Leases [Line Items]
Operating leases, term	5 years